Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt - Schedule of Long-Term Debt (Details) [Line Items]
Building financing	$ 1,576
Equipment financing		4,022
Total long-term debt	1,576	4,022	$ 47,147
Less current portion of long-term debt	(146)	(4,022)
Non-current portion of long-term debt	$ 1,430